Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net Income/(Loss)(5) (in thousands)
2024	6,604,416	8,962,336	2,464,324	3,636,115	166	(94,260)
2023	2,955,504	2,074,733	1,338,174	386,006	60	(72,891)
2022	1,722,417	4,613,529	847,684	1,842,803	116	(51,403)

(1)
Our PEO for 2024, 2023 and 2022 was Jill Milne, our current Chief Executive Officer and President. Our Other NEOs for 2024 were Christopher Morabito, our Chief Medical Officer, and Benjamin Harshbarger, our Chief Legal Officer; our Other NEOs for 2023 were Noah Clauser, our Chief Financial Officer, and Christopher Morabito; our Other NEOs for 2022 were Andrew Nichols, our former Chief Scientific Officer, and Benjamin Harshbarger.

(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	2024		2023		2022
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	6,604,416	2,464,324	2,955,504	1,338,174	1,722,417	847,684
Adjustments for stock and option awards:
(Subtraction): Aggregate value for option awards included in SCT Amounts for the covered fiscal year	(5,637,078)	(1,789,892)	(2,016,728)	(696,688)	(793,900)	(223,920)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at the covered fiscal year end	4,955,819	1,964,979	1,102,811	380,971	2,221,123	754,612
Addition (Subtraction): Year-over- year change in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	1,140,801	398,648	(1,020,128)	(975,208)	1,161,660	383,316
Addition: Vesting date fair value of awards granted and vesting during the covered fiscal year	—	—	—	—	—	—
Addition: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	1,898,378	598,056	1,053,274	338,757	302,229	81,111
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—
CAP Amounts (as calculated)	8,962,336	3,636,115	2,074,733	386,006	4,613,529	1,842,803

*
Amounts presented are averages for our Other NEOs in each respective year.

(3)
The material assumptions used to calculate fair values at December 31, 2024, December 31, 2023 and December 31, 2022 differed from those used to calculate the fair values at the time of grant as reflected in the SCT Amounts:

(a)
a weighted average exercise price was used; and (b) an average expected term of the remaining contractual life was used.

(4)
Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 31, 2021.

(5)
Reflects net losses in all three years, as calculated in accordance with GAAP.

Named Executive Officers, Footnote
(1)
Our PEO for 2024, 2023 and 2022 was Jill Milne, our current Chief Executive Officer and President. Our Other NEOs for 2024 were Christopher Morabito, our Chief Medical Officer, and Benjamin Harshbarger, our Chief Legal Officer; our Other NEOs for 2023 were Noah Clauser, our Chief Financial Officer, and Christopher Morabito; our Other NEOs for 2022 were Andrew Nichols, our former Chief Scientific Officer, and Benjamin Harshbarger.

PEO Total Compensation Amount	$ 6,604,416	$ 2,955,504	$ 1,722,417
PEO Actually Paid Compensation Amount	$ 8,962,336	2,074,733	4,613,529
Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	2024		2023		2022
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	6,604,416	2,464,324	2,955,504	1,338,174	1,722,417	847,684
Adjustments for stock and option awards:
(Subtraction): Aggregate value for option awards included in SCT Amounts for the covered fiscal year	(5,637,078)	(1,789,892)	(2,016,728)	(696,688)	(793,900)	(223,920)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at the covered fiscal year end	4,955,819	1,964,979	1,102,811	380,971	2,221,123	754,612
Addition (Subtraction): Year-over- year change in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	1,140,801	398,648	(1,020,128)	(975,208)	1,161,660	383,316
Addition: Vesting date fair value of awards granted and vesting during the covered fiscal year	—	—	—	—	—	—
Addition: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	1,898,378	598,056	1,053,274	338,757	302,229	81,111
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—
CAP Amounts (as calculated)	8,962,336	3,636,115	2,074,733	386,006	4,613,529	1,842,803
*
Amounts presented are averages for our Other NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 2,464,324	1,338,174	847,684
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,636,115	386,006	1,842,803
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	2024		2023		2022
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	6,604,416	2,464,324	2,955,504	1,338,174	1,722,417	847,684
Adjustments for stock and option awards:
(Subtraction): Aggregate value for option awards included in SCT Amounts for the covered fiscal year	(5,637,078)	(1,789,892)	(2,016,728)	(696,688)	(793,900)	(223,920)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at the covered fiscal year end	4,955,819	1,964,979	1,102,811	380,971	2,221,123	754,612
Addition (Subtraction): Year-over- year change in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	1,140,801	398,648	(1,020,128)	(975,208)	1,161,660	383,316
Addition: Vesting date fair value of awards granted and vesting during the covered fiscal year	—	—	—	—	—	—
Addition: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	1,898,378	598,056	1,053,274	338,757	302,229	81,111
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—
CAP Amounts (as calculated)	8,962,336	3,636,115	2,074,733	386,006	4,613,529	1,842,803
*
Amounts presented are averages for our Other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 166	60	116
Net Income (Loss)	$ (94,260,000)	(72,891,000)	(51,403,000)
PEO Name	Jill Milne
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,637,078)	(2,016,728)	(793,900)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,955,819	1,102,811	2,221,123
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,140,801	(1,020,128)	1,161,660
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,898,378	1,053,274	302,229
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,789,892)	(696,688)	(223,920)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,964,979	380,971	754,612
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	398,648	(975,208)	383,316
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	598,056	338,757	81,111
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount